Impairment Charges and Reversals - Summary of Forward Prices Used to Determine Future Cash Flows (Detail) - Commodity Price Assumptions [Member]	Jun. 30, 2019 $ / bbl $ / bbl $ / Mcf	Jun. 30, 2018 $ / bbl $ / bbl $ / Mcf
WTI [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.00%	2.10%
WTI [Member] | Remainder of 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	59.92	68.42
WTI [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	63.57	67.87
WTI [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	66.67	69.67
WTI [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	69.30	72.35
WTI [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	71.98
WTI [Member] | Remainder of 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	59.92
WTI [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price		65.77
WCS [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%	2.10%
WCS [Member] | Remainder of 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	59.41	59.66
WCS [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	59.93	64.41
WCS [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	62.82	66.51
WCS [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	66.19	68.22
WCS [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	69.30
WCS [Member] | Remainder of 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	59.41
WCS [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price		61.15
Edmonton C5+ [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.00%	2.10%
Edmonton C5+ [Member] | Remainder of 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	74.00	88.18
Edmonton C5+ [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	78.06	82.01
Edmonton C5+ [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	80.90	83.30
Edmonton C5+ [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	84.24	85.15
Edmonton C5+ [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	87.79
Edmonton C5+ [Member] | Remainder of 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	74.00
Edmonton C5+ [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price		81.66
AECO [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%	2.00%
AECO [Member] | Remainder of 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	1.39	1.90
AECO [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	1.91	2.83
AECO [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.37	3.13
AECO [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.66	3.36
AECO [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.79
AECO [Member] | Remainder of 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	1.39
AECO [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf		2.37